OTHER PAYABLES AND ACCRUED EXPENSES (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)
Payables and Accruals [Abstract]
Payable for purchase of plant and equipment		¥ 28,591	¥ 20,181
Salaries and bonus payable		5,778	13,314
Deferred government subsidies		1,693	10,339
Payable for penalty		6,968
Others		11,749	12,841
Other Payables and Accrued Expenses Current	$ 9,988	¥ 68,004	¥ 56,675